Loans Payable - Additional Information (Details)						12 Months Ended
	Apr. 15, 2020 USD ($)	Mar. 26, 2020 CAD ($)	Sep. 26, 2019 CAD ($)	Feb. 01, 2016 EUR (€)	Jul. 07, 2015 EUR (€)	Apr. 30, 2021 CAD ($)	Apr. 30, 2021 EUR (€)	Apr. 30, 2020 CAD ($)	Apr. 30, 2020 EUR (€)	Apr. 30, 2019 CAD ($)	Oct. 25, 2018 CAD ($)	Apr. 05, 2018 CAD ($)	Apr. 05, 2018 EUR (€)
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans payable/principal outstanding								$ 312,000		$ 112,000
Non convertible debenture amount		$ 858,906	$ 2,800,000								$ 1,100,000	$ 383,010
Maturity		September 26, 2020	March 26, 2020
PPP loan under CARES Act	$ 349,000,000,000
Term of PPP loan	2 years
Description of forgiveness under PPP loan						The loan will be forgiven if the proceeds are used by the Company to cover payroll costs (including benefits), with up to 25% allowed for rent and utilities, during the eight-week period following the loan origination date.
Percentage of maximum forgiveness allowed to rent and utilities under PPP loan	25.00%
Paycheck Protection Program
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument fixed rate	1.00%
Monthly installments	$ 11,761
Loan	$ 209,000
Monthly installment, start date	2020-11
Monthly installment, end date	2022-04
IPA Europe | Loan Payable Maturing on July 31, 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans payable/principal outstanding								6,797	€ 4,500			94,995	€ 60,750
Loan agreement date					Jul. 07, 2015
Non convertible debenture amount | €					€ 165,000
Maturity					July 31, 2020
Debt instrument fixed rate					4.00%
Monthly installments | €					€ 2,250
IPA Europe | Loan Payable Maturing on February 28, 2021
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans payable/principal outstanding								$ 22,014	€ 14,575			$ 88,271	€ 56,450
Loan agreement date				Feb. 01, 2016
Non convertible debenture amount | €				€ 100,000
Maturity				February 28, 2021
Debt instrument fixed rate				3.00%
Monthly installments | €				€ 1,675